                                        Jordan K. Thomsen
                                                                                                            Vice President, Corporate Counsel

                                                         The Prudential Insurance Company of America
         213 Washington Street
        Newark, NJ 07102
        (973) 802-4193 fax: (973) 367-8920

         January 30, 2015

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, DC  20549

Re:        PruLife® Custom Premier II N-6 submission
Pruco Life Variable Universal Account: Accession #: 0000851693-14-000048
Registration No. 333-112808, CIK No. 0000851693

We are filing Post-Effective Amendment (“PEA”) No. 24 to the above-referenced registration statement on Form N-6.  This amendment is being filed pursuant to Rule 485(a), solely for the purpose of including in this Registration Statement a new prospectus relating to certain new features. The PEA does not amend or delete the currently effective PruLife® Custom Premier II Prospectus, Statements of Additional Information or supplements to the Prospectuses, or any other part of the Registration Statement except as specifically noted herein. Once the Registration Statement becomes effective, and subject to state approval, the current version of PruLife® Custom Premier II will replace the previous version for new offers and sales.

The above-referenced variable universal life insurance contract is issued by Pruco Life Insurance Company ("Pruco Life") and one of its separate accounts, the Pruco Life Variable Universal Account (the “Account”).  The Account, a unit investment trust, is registered under the Investment Company Act of 1940 and there is, on file, a registration statement on Form N-8B-2, Registration #811-05826.

In reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), we hereby request selective review from the Commission and its Staff of the disclosure related to the principal differences in the PruLife® Custom Premier II design as listed below.  Except as disclosed below, the disclosure set forth in this Registration Statement is not substantially different from disclosure previously filed and approved by the Commission in relation to the PruLife® Custom Premier II.

In order to assist with the review, we are providing you with courtesy copies of these registration statements.  We have color coded the changes and compared this registration statement to the September 5, 2014, filed version of PruLife® Custom Premier II, to highlight the changes that we have made in this filing.  New text has been underlined and deleted text is represented with a "-" through the deleted text.

The significant differences between the disclosure in this filing and that in the previous filing of Registration No. 333-112808 are the addition of the Enhanced Cash Value rider and additional, non-material disclosure changes.

We would greatly appreciate the Staff’s effort in providing us with comments by March 2, 2015, or as soon as practicable thereafter.  We will then file a Post-Effective Amendment that will address any Staff comments to the prospectus.  Also, we will provide financial statements and any additional exhibits that might be necessary.

Respectfully yours,

                                                                                                              /s/ Jordan K. Thomsen
Jordan K. Thomsen